Exhibit 99.1	EXHIBIT C to the Supplement to PSA

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2001-D

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING May 31, 2026

The information which is required to be prepared with respect to the Transfer Date of June 12, 2026 and with respect to the performance of the Trust during the related Monthly Period is set forth below.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust, as certain of such program documents have been amended, as applicable.  Each of these agreements and related amendments, as applicable, has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under Central Index Key (CIK) Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 1, 2014, July 8, 2015 or December 18, 2015.

A.	Information Regarding the Current Monthly Distribution

	1.	The amount of the current monthly distribution which constitutes Available Funds	$148,140,633.15

	2.	The amount of the current monthly distribution which constitutes Available Investor Principal Collections	$1,378,518,734.10

		Total	$1,526,659,367.25

B.	Information Regarding the Trust Assets

	1.	Collection of Principal Receivables

		(a) The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2001-D	$2,607,921,779.12

2001-D	C-1

2.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables (excluding Interchange) processed during the related Monthly Period and allocated to Series 2001-D	$101,828,578.56

3.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$14,295,138,480.40

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$10,130,090,000.00

	(c)	The Floating Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$10,291,450,000.00

	(d)	The Principal Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$10,291,450,000.00

	(e)	The Floating Investor Percentage with respect to the related Monthly Period

		May 01, 2026 through May 13, 2026 May 14, 2026 through May 31, 2026	59.86% 72.44%

	(f)	The Principal Investor Percentage with respect to the Monthly Period

		May 01, 2026 through May 13, 2026 May 14, 2026 through May 31, 2026	59.86%
			72.44%
	(g)	The Class D Investor Interest as of the beginning of the day on the first day of the related Monthly Period	$1,224,410,000.00

	(h)	The Class D Investor Interest as of the end of the day on the last day of the related Monthly Period	$1,305,090,000.00

	(i)	The Class D Required Investor Interest as of the end of the day on the last day of the related Monthly Period	$1,305,090,000.00
2001-D	C-2

	(j)	The Class D Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$1,305,090,000.00

	(k)	The Class D Required Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$1,305,090,000.00

4.	Shared Principal Collections

	The aggregate amount of Shared Principal Collections Applied as Available Investor Principal Collections		$0.00

5.	The aggregate amount of Available Principal Collections for all series in Group One		$1,378,518,734.10

6.	Delinquent Balances

	(a)The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Aggregate Account Balance	Percentage of Total Receivables

(i)	30 - 59 days:	$52,045,717.88	0.35%

(ii)	60 - 89 days:	$37,402,589.85	0.26%

(iii)	90 - 119 days:	$36,211,864.54	0.25%

(iv)	120 - 149 days	$32,481,015.28	0.22%

(v)	150 - 179 days:	$31,895,860.27	0.22%

(vi)	180 – or more days:	$0.00	0.00%

	Total:	$190,037,047.82	1.30%

(b)	60+-Day Delinquency Rate	0.95%

(c)	Three-Month Average 60+-Day Delinquency Rate	0.96%

(d)	Delinquency Trigger Rate	7.50%[1]

2001-D	C-3

7.	Investor Default Amount

	(a)	The Aggregate Class D Investor Default Amount for the related Monthly Period	$22,928,873.15

	(b)	The Aggregate Investor Default Amount for the related Monthly Period	$0.00

8.	Investor Servicing Fee

	(a)	The amount of the Investor Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$15,934,861.83

	(b)	The amount of the Net Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$9,959,288.64

	(c)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$5,975,573.19

9.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	16.47%

C.	Supplemental Information

	1.	Collections of Trust Receivables and Payment Rates

		(a)	The aggregate amount of Collections processed during the related Monthly Period (excluding Interchange)	$4,069,566,003.22

		(b)	The aggregate amount of Principal Collections processed during the related Monthly Period	$3,916,643,877.48

		(c)	Collections of Discount Option Receivables for the related Monthly Period	$0.00

		(d)	The aggregate amount of Finance Charge Collections processed during the related Monthly Period (excluding Interchange and Collections of Discount Option Receivables)	$152,922,125.74

		(e)	Collections as a percentage of prior month Principal Receivables and Finance Charge Receivables	27.82%

		(f)	Collections of Principal Receivables as a percentage of prior month Principal Receivables	27.42%

	[1] The Delinquency Trigger Rate is subject to review and adjustment from time to time in accordance with subsections 14.01(b) and 14.01(c) of the Pooling and Servicing Agreement.

2001-D	C-4

2.	Receivables in the Trust

	BA Master Credit Card Trust II
	(a)	The aggregate amount of Receivables in the Trust as of the beginning of the related Monthly Period	$14,627,497,762.22

	(b)	The aggregate amount of Principal Receivables in the Trust as of the beginning of the related Monthly Period	$14,282,032,432.19

	(c)	Discount Option Receivables as of the beginning of the related Monthly Period	$0.00

	(d)	The aggregate amount of Finance Charge Receivables in the Trust as of the beginning of the related Monthly Period (excluding Discount Option Receivables)	$345,465,330.03

	(e)	The aggregate amount of Receivables removed from the Trust during the related Monthly Period	$0.00

	(f)	The aggregate amount of Principal Receivables removed from the Trust during the related Monthly Period	$0.00

	(g)	The aggregate amount of Finance Charge Receivables removed from the Trust during the related Monthly Period	$0.00

	(h)	The aggregate amount of Receivables added to the Trust during the related Monthly Period	$0.00

	(i)	The aggregate amount of Principal Receivables added to the Trust during the related Monthly Period	$0.00

	(j)	The aggregate amount of Finance Charge Receivables added to the Trust during the related Monthly Period	$0.00

	(k)	The aggregate amount of Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$14,636,275,436.06

	(l)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$14,295,138,480.40

	(m)	Discount Option Receivables as of the end of the day on the last day of the related Monthly Period	$0.00

2001-D	C-5

(n)	The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period (excluding Discount Option Receivables)	$341,136,955.66

(o)	Discounted Percentage for the related Monthly Period	0.00%

Transferor’s Interest
(p)	Aggregate Investor Interest for all outstanding Series of the Trust as of the end of the day on the last day of the related Monthly Period	$10,130,090,000.00

(q)	Transferor Interest as of the beginning of the day on the first day of the related Monthly Period	$4,732,622,432.19

(r)	Transferor Interest as of the end of the day on the last day of the related Monthly Period	$4,165,048,480.40

(s)	Transferor Interest (30-day average) as a percentage of Average Principal Receivables, as of the end of the day on the last day of the related Monthly Period	30.32%

		Last day of the related Monthly Period	Last Day of the previous Monthly Period

(t)	Seller’s Interest	$4,165,048,480.40	$4,732,622,432.19

(u)	Seller’s Interest percentage*	41.12%	49.56%

	Series 2001-D
(v)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$10,130,090,000.00

(w)	Weighted Average Floating Allocation Investor Interest	$9,560,917,096.77

* The Seller's Interest percentage is calculated by dividing the Seller's Interest by the aggregate outstanding principal amount of BAseries Notes as of such day.

2001-D	C-6

3.	Trust Yields

	Series 2001-D
	(a)	Collections of Finance Charge Receivables (other than Interchange, Recoveries and Collections of Discount Option Receivables but including Interest Funding Account, Principal Account, and Finance Charge Account Investment Proceeds) allocated to Series 2001-D for the related Monthly Period	$97,486,876.43

	(b)	Collections of Discount Option Receivables allocated to Series 2001-D	$0.00

	(c)	Interchange allocated to Series 2001-D	$52,287,627.78

	(d)	Recoveries allocated to Series 2001-D	$4,341,702.13

	(e)	Total Collections of Finance Charge Receivables, Discount Option Receivables, Interchange and Recoveries (collectively, “Cash Yield”) allocated to Series 2001-D for the related Monthly Period	$154,116,206.34

	(f)	Aggregate Class D Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$22,928,873.15

	(g)	Aggregate Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$0.00

	(h)	Cash Yield net of the Aggregate Class D Investor Default Amount and Aggregate Investor Default Amount (collectively, “Portfolio Yield”) for Series 2001-D, each for the related Monthly Period	$131,187,333.19

	(i)	Total Cash Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	19.34%

	(j)	Total Cash Yield excluding Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	18.80%

	(k)	Aggregate Class D Investor Default Amount for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	2.88%

	(l)	Aggregate Class D Investor Default Amount net of Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	2.33%

2001-D	C-7

(m)	The Portfolio Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	16.47%

(n)	Base Rate for the related Monthly Period	4.40%

(o)	Excess Available Funds Percentage for the related Monthly Period	12.07%

(p)	Three Month Average Excess Available Funds Percentage for the related Monthly Period	12.10%

The following table sets forth the delinquency experience for cardholder payments on the credit card accounts comprising the Master Trust II Portfolio for each of the dates shown. The receivables outstanding on the accounts consist of all amounts due from cardholders as posted to the accounts as of the date shown. We cannot provide any assurance that the delinquency experience for the receivables in the future will be similar to the historical experience set forth below.

Delinquency Experience
(Dollars in Thousands)

	At May 31, 2026		At April 30, 2026
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$14,636,275		$14,627,498
Receivables Delinquent:
30-59 Days	$52,045	0.35%	$52,382	0.36%
60-89 Days	37,403	0.26%	40,801	0.28%
90-119 Days	36,212	0.25%	36,048	0.25%
120-149 Days	32,481	0.22%	32,872	0.22%
150-179 Days	31,896	0.22%	30,631	0.21%
180 or More Days	0.00	0.00%	78	0.00%
Total	$190,037	1.30%	$192,812	1.32%

	At March 31, 2026		At February 28, 2026
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$14,557,481		$14,591,534
Receivables Delinquent:
30-59 Days	$57,717	0.40%	$59,925	0.42%
60-89 Days	41,601	0.29%	42,680	0.29%
90-119 Days	36,571	0.25%	35,662	0.24%
120-149 Days	31,094	0.21%	34,952	0.24%
150-179 Days	33,937	0.23%	35,569	0.24%
180 or More Days	32	0.00%	0	0.00%
Total	$200,952	1.38%	$208,788	1.43%

2001-D	C-8

The following table sets forth the principal charge-off experience for cardholder payments on the credit card accounts comprising the Master Trust II Portfolio for each of the periods shown. Charge-offs consist of write-offs of principal receivables. If accrued finance charge receivables that have been written off were included in total charge-offs, total charge-offs would be higher as an absolute number and as a percentage of the average of principal receivables outstanding during the periods indicated. Average principal receivables outstanding is the average of the daily principal receivables balance during the periods indicated. We cannot provide any assurance that the charge-off experience for the receivables in the future will be similar to the historical experience set forth below.

Principal Charge-Off Experience
(Dollars in Thousands, except as noted)*

	Month Ended	Month Ended
	May 31, 2026	April 30, 2026
Average Principal Receivables Outstanding	$14,204,477	$14,209,566
Total Charge-Offs	$32,459	$35,360
Total Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.74%	2.99%
Recoveries	$6,464	$7,159
Recoveries as a percentage of Average Principal Receivables Outstanding	0.55%	0.60%
Net Charge-Offs	$25,995	$28,201
Net Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.19%	2.39%
Average Net Loss of Accounts with a Loss*	$5,704.48	$5,862.92

	Month Ended	Month Ended
	March 31, 2026	February 28, 2026
Average Principal Receivables Outstanding	$14,121,398	$14,358,573
Total Charge-Offs	$35,917	$33,185
Total Charge-Offs as a percentage of Average Principal Receivables Outstanding	3.05%	2.77%
Recoveries	$7,413	$6,098
Recoveries as a percentage of Average Principal Receivables Outstanding	0.63%	0.51%
Net Charge-Offs	$28,504	$27,088
Net Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.42%	2.26%
Average Net Loss of Accounts with a Loss*	$5,965.71	$6,495.81

*	All dollar amounts in this table are expressed as dollars in thousands, except for Average Net Loss of Accounts with a Loss, which is expressed as actual dollars.

Total charge-offs are total principal charge-offs before recoveries and do not include any charge-offs of finance charge receivables or the amount of any reductions in average daily principal receivables outstanding due to fraud, returned goods, customer disputes or other miscellaneous adjustments.

2001-D	C-9

Net charge-offs are total charge-offs less recoveries on receivables in Defaulted Accounts, determined as described below. Each month, BANA allocates amounts recovered (net of expenses) from the U.S. credit card portfolio to the Master Trust II Portfolio by dividing the total principal charge-offs for the Master Trust II Portfolio for the related calendar month by the total principal charge-offs for the U.S. credit card portfolio for the same calendar month. Under the master trust II agreement, recoveries allocated to the Master Trust II Portfolio and transferred to Funding under the receivables purchase agreement are treated as collections of finance charge receivables.

4.	Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: January 26, 2026

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 8th day of June, 2026.

BANK OF AMERICA, NATIONAL ASSOCIATION, Servicer

By: /s/Joseph L. Lombardi

Name: Joseph L. Lombardi
Title: Director

2001-D	C-10